Average Annual Total Returns - Investor A1 - BlackRock New York Municipal Opportunities Fund	Oct. 28, 2020
S&P® Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	7.26%
5 Years	3.50%
10 Years	4.41%
S&P® New York Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	6.99%
5 Years	3.37%
10 Years	4.18%
Investor A1
Average Annual Return:
1 Year	6.88%
5 Years	3.99%
10 Years	4.82%
Investor A1 | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.79%
5 Years	3.89%
10 Years	4.77%
Investor A1 | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	5.12%
5 Years	3.74%
10 Years	4.57%